INTANGIBLE ASSETS, NET	6 Months Ended
Jun. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

9. INTANGIBLE ASSETS, NET

Intangibles, net consisted of the following:

	As of
	June 30,	December 31,
	2024	2023
Purchased software	$1,072,018	$1,097,279
Capitalized software development costs	1,941,718	1,475,691
	3,013,736	2,572,970
Less: accumulated amortization	(1,016,913)	(656,608)
Intangible assets, net	$1,996,823	$1,916,362

In the software development process, once the preliminary project stage was completed and management committed to funding the software through completion and the software will be used to perform the function intended, the application development stage started. In accordance with ASC 350-40-25, the software development costs incurred in the application development stage were capitalized, and the costs incurred in the preliminary project stage were expensed.

In 2023, the capitalized software for internal use was completed, the capitalized costs is amortized on a straight-line basis over the estimated useful live of three years.

For the six months ended June 30, 2024 and 2023, amortization expense amounted to $378,138  and $192,971 . The Company did not recognize impairment loss for the six months ended June 30, 2024 and 2023.

The following summarizes total future amortization expenses of the purchased software at June 30, 2024:

Year ending December 31,
2024 (remaining 6 months)	368,395
2025	616,980
2026	331,395
2027	37,315
2028 and after	142,738
Total future amortization expense	$1,496,823